Segment reporting - Information about reportable segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Vessel revenue	$ 938,222	$ 1,243,951	$ 1,341,222
Vessel operating costs	(287,870)	(319,147)	(315,582)
Voyage expenses	(36,913)	(30,371)	(13,243)
Depreciation - vessels and drydock	(180,335)	(185,319)	(178,259)
Depreciation - right of use assets for vessels	0	0	(24,244)
General and administrative expenses	(123,406)	(121,048)	(106,255)
Write-off of deposits on scrubbers	0	0	(10,508)
Gain on sale of vessels	45,486	176,537	12,019
Financial expenses	(80,131)	(109,539)	(183,231)
Financial income	21,891	15,947	19,112
Share of income from dual fuel tanker joint venture	4,104	7,664	5,950
Dividend income and fair value gain (loss) on financial assets measured at fair value through profit or loss	41,123	(11,176)	0
Other income and (expenses), net	2,121	1,275	(83)
Net income	344,292	668,774	546,898
Operating segments
Disclosure of operating segments [line items]
Vessel revenue	938,222	1,243,951	1,341,222
Vessel operating costs	(287,870)	(319,147)	(315,582)
Voyage expenses	(36,913)	(30,371)	(13,243)
Depreciation - vessels and drydock	(180,335)	(185,319)	(178,259)
Depreciation - right of use assets for vessels			(24,244)
General and administrative expenses	(10,218)	(8,912)	(10,056)
Write-off of deposits on scrubbers			(10,508)
Gain on sale of vessels	45,486	176,537	12,019
Financial expenses	0	0	0
Financial income	0	0	617
Share of income from dual fuel tanker joint venture	0	0	0
Dividend income and fair value gain (loss) on financial assets measured at fair value through profit or loss	0	0
Other income and (expenses), net	2,731	1,635	0
Net income	471,103	878,374	801,966
Operating segments | Handymax
Disclosure of operating segments [line items]
Vessel revenue	115,632	120,542	154,586
Vessel operating costs	(37,685)	(39,174)	(37,940)
Voyage expenses	(8,564)	(3,998)	(3,712)
Depreciation - vessels and drydock	(21,988)	(20,423)	(20,654)
Depreciation - right of use assets for vessels			0
General and administrative expenses	(1,693)	(1,211)	(1,432)
Write-off of deposits on scrubbers			0
Gain on sale of vessels	0	0	0
Financial expenses	0	0	0
Financial income	0	0	0
Share of income from dual fuel tanker joint venture	0	0	0
Dividend income and fair value gain (loss) on financial assets measured at fair value through profit or loss	0	0
Other income and (expenses), net	151	0	0
Net income	45,853	55,736	90,848
Operating segments | LR2
Disclosure of operating segments [line items]
Vessel revenue	444,313	571,422	530,736
Vessel operating costs	(121,034)	(127,540)	(114,595)
Voyage expenses	(20,236)	(15,504)	(5,536)
Depreciation - vessels and drydock	(79,939)	(80,191)	(76,383)
Depreciation - right of use assets for vessels			(4,910)
General and administrative expenses	(3,748)	(3,260)	(3,876)
Write-off of deposits on scrubbers			0
Gain on sale of vessels	14,963	26,326	0
Financial expenses	0	0	0
Financial income	0	0	0
Share of income from dual fuel tanker joint venture	0	0	0
Dividend income and fair value gain (loss) on financial assets measured at fair value through profit or loss	0	0
Other income and (expenses), net	1,278	1,469	0
Net income	235,597	372,722	325,436
Operating segments | MR
Disclosure of operating segments [line items]
Vessel revenue	378,277	551,987	655,900
Vessel operating costs	(129,151)	(152,433)	(163,047)
Voyage expenses	(8,113)	(10,869)	(3,995)
Depreciation - vessels and drydock	(78,408)	(84,705)	(81,222)
Depreciation - right of use assets for vessels			(19,334)
General and administrative expenses	(4,777)	(4,441)	(4,748)
Write-off of deposits on scrubbers			(10,508)
Gain on sale of vessels	30,523	150,211	12,019
Financial expenses	0	0	0
Financial income	0	0	617
Share of income from dual fuel tanker joint venture	0	0	0
Dividend income and fair value gain (loss) on financial assets measured at fair value through profit or loss	0	0
Other income and (expenses), net	1,302	166	0
Net income	189,653	449,916	385,682
Material reconciling items
Disclosure of operating segments [line items]
Vessel revenue	0	0	0
Vessel operating costs	0	0	0
Voyage expenses	0	0	0
Depreciation - vessels and drydock	0	0	0
Depreciation - right of use assets for vessels			0
General and administrative expenses	(113,188)	(112,136)	(96,199)
Write-off of deposits on scrubbers			0
Gain on sale of vessels	0	0	0
Financial expenses	(80,131)	(109,539)	(183,231)
Financial income	21,891	15,947	18,495
Share of income from dual fuel tanker joint venture	4,104	7,664	5,950
Dividend income and fair value gain (loss) on financial assets measured at fair value through profit or loss	41,123	(11,176)
Other income and (expenses), net	(610)	(360)	(83)
Net income	$ (126,811)	$ (209,600)	$ (255,068)